Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	€ 23,113	€ 24,192	€ 27,596
Other intangible assets	14,946	14,940	15,135		€ 14,737
Property, plant and equipment	31,640	30,484	29,075	€ 28,423
Right-of-use assets	7,936	7,702	7,009	6,700
Interests in associates and joint ventures	1,486	1,440	98
Non-current assets included in the calculation of net financial debt	1,390	709	774
Other non-current assets	216	254	136
Other	2,337	2,769	2,896
Total non-current assets	82,847	82,236	82,582	81,701	82,406
Inventories	1,048	952	814	906
Trade receivables	6,305	6,029	5,620	5,320
Other customer contract assets	1,570	1,460	1,236
Prepaid expenses	851	851	850	730
Current assets included in the calculation of net financial debt	10,451	10,462	11,260
Other	6,579	6,080	5,313
Total current assets	26,803	25,834	25,094
Total assets	109,650	108,071	107,676	€ 106,689	€ 104,262
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Other	(27)	(27)	(27)
Total non-current assets	(27)	(27)	(27)
Trade receivables	(62)	(103)	(55)
Prepaid expenses		(1)	(1)
Other	(18)	(9)	(4)
Total current assets	(81)	(113)	(61)
Total assets	(108)	(140)	(88)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	23,113	24,163	27,561
Other intangible assets	14,892	14,852	15,042
Property, plant and equipment	31,630	30,479	29,069
Right-of-use assets	7,912	7,681	6,979
Interests in associates and joint ventures	1,486	1,440	98
Non-current assets included in the calculation of net financial debt	1,390	709	774
Other	1,583	1,878	1,704
Total non-current assets	82,005	81,202	81,226
Inventories	1,048	951	814
Trade receivables	6,237	6,040	5,645
Other customer contract assets	1,570	1,460	1,236
Prepaid expenses	830	839	841
Current assets included in the calculation of net financial debt	10,451	10,462	11,260
Other	3,666	3,241	2,937
Total current assets	23,801	22,994	22,734
Total assets	105,807	104,196	103,961
Telecom activities, operating segment [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Non-current assets included in the calculation of net financial debt	1,390	709	774
Other	1,430	1,725	1,576
Total non-current assets	2,820	2,433	2,350
Trade receivables	(1,200)	(774)	(761)
Prepaid expenses	(28)	(30)	(28)
Current assets included in the calculation of net financial debt	10,451	10,462	11,260
Other	150	163	155
Total current assets	9,373	9,821	10,627
Total assets	12,192	12,255	12,977
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	13,176	14,364	14,364
Other intangible assets	4,331	4,543	4,957
Property, plant and equipment	16,906	16,975	16,038
Right-of-use assets	1,946	2,014	1,523
Interests in associates and joint ventures	1,070	1,061	9
Other	9	9	9
Total non-current assets	37,438	38,966	36,900
Inventories	429	438	361
Trade receivables	2,055	2,125	1,975
Other customer contract assets	371	379	386
Prepaid expenses	41	35	53
Other	789	737	803
Total current assets	3,685	3,713	3,578
Total assets	41,123	42,679	40,477
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	4,586	6,079	9,512
Other intangible assets	4,280	3,985	3,647
Property, plant and equipment	7,879	7,801	7,653
Right-of-use assets	2,058	2,197	2,181
Interests in associates and joint ventures	313	303	5
Other	55	31	42
Total non-current assets	19,171	20,396	23,040
Inventories	260	237	219
Trade receivables	1,776	1,791	1,691
Other customer contract assets	600	583	521
Prepaid expenses	434	486	542
Other	292	255	197
Total current assets	3,361	3,351	3,170
Total assets	22,532	23,747	26,210
Europe (excluding France), operating segment [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Trade receivables	(1)	1
Total current assets	(1)	1
Total assets	(1)	1
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,734	3,170	6,872
Other intangible assets	1,994	2,259	1,852
Property, plant and equipment	3,640	3,834	3,750
Right-of-use assets	1,035	1,093	1,129
Other	12	16	17
Total non-current assets	9,415	10,372	13,619
Inventories	73	61	57
Trade receivables	601	643	645
Other customer contract assets	174	176	154
Prepaid expenses	373	417	492
Other	77	72	117
Total current assets	1,298	1,368	1,465
Total assets	10,714	11,740	15,085
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,852	2,910	2,640
Other intangible assets	2,287	1,727	1,795
Property, plant and equipment	4,239	3,967	3,903
Right-of-use assets	1,023	1,104	1,052
Interests in associates and joint ventures	313	303	5
Other	43	15	25
Total non-current assets	9,755	10,025	9,421
Inventories	187	176	162
Trade receivables	1,176	1,147	1,046
Other customer contract assets	425	407	367
Prepaid expenses	61	69	51
Other	215	183	79
Total current assets	2,064	1,982	1,705
Total assets	11,819	12,007	11,126
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,420	1,465	1,443
Other intangible assets	1,956	1,974	2,046
Property, plant and equipment	4,315	4,113	3,751
Right-of-use assets	819	918	921
Interests in associates and joint ventures	89	67	70
Other	27	32	26
Total non-current assets	8,626	8,569	8,257
Inventories	127	93	77
Trade receivables	954	833	769
Other customer contract assets	11	13	13
Prepaid expenses	178	200	131
Other	1,720	1,484	1,196
Total current assets	2,991	2,623	2,185
Total assets	11,616	11,192	10,442
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,289	2,237	2,225
Other intangible assets	577	622	640
Property, plant and equipment	417	466	488
Right-of-use assets	438	478	456
Interests in associates and joint ventures	3	2	2
Other	36	43	31
Total non-current assets	3,761	3,848	3,840
Inventories	91	70	57
Trade receivables	1,339	1,162	1,081
Other customer contract assets	588	485	317
Prepaid expenses	125	95	77
Other	278	214	200
Total current assets	2,421	2,026	1,733
Total assets	6,182	5,873	5,573
Totem
Disclosure of operating segments [line items]
Goodwill	1,624
Totem | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,624
Other intangible assets	6
Property, plant and equipment	943
Right-of-use assets	649
Other	4
Total non-current assets	3,226
Trade receivables	272
Prepaid expenses	19
Other	13
Total current assets	304
Total assets	3,530
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18	18	18
Other intangible assets	3,741	3,728	3,753
Property, plant and equipment	1,169	1,125	1,139
Right-of-use assets	2,002	2,074	1,898
Interests in associates and joint ventures	12	6	12
Other	21	39	20
Total non-current assets	6,964	6,990	6,840
Inventories	141	114	100
Trade receivables	1,042	904	890
Prepaid expenses	61	53	66
Other	424	389	386
Total current assets	1,668	1,460	1,442
Total assets	8,631	8,450	8,282
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill		28	35
Other intangible assets	54	88	93
Property, plant and equipment	10	5	6
Right-of-use assets	23	21	30
Other	781	919	1,219
Total non-current assets	869	1,062	1,383
Trade receivables	130	91	30
Prepaid expenses	22	14	9
Other	2,931	2,848	2,381
Total current assets	3,083	2,953	2,421
Total assets	€ 3,951	€ 4,015	€ 3,804